Note 16 - Income Tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 16 - Income Tax (Details) [Line Items]
Tax Credit Carryforward, Limitations on Use			20
Undistributed Earnings Of Foreign And Domestic Subsidiaries	$ 186,121	$ 149,249
Unrecognized Tax Benefits	8,020	7,914
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	8,226	7,914
Recovery Of Income Tax Interest And Penalties	29	38	238
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	151	122
Unrecognized Tax Benefits, Period Increase (Decrease)	1,500
CANADA | Minimum [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	3 years
CANADA | Maximum [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	4 years
Domestic Tax Authority [Member] | Minimum [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	3 years
Domestic Tax Authority [Member] | Maximum [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	5 years
AUSTRALIA
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	4 years
Commercial Real Estate Segment [Member] | Amount Reversed [Member]
Note 16 - Income Tax (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance			$ 48,351
Minimum [Member]
Note 16 - Income Tax (Details) [Line Items]
Tax Credit Carryforward, Limitations on Use	14
Maximum [Member]
Note 16 - Income Tax (Details) [Line Items]
Tax Credit Carryforward, Limitations on Use	20